RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 2,456,316,686	$ 1,289,988,733
Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	306,588,990	154,134,933
Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	312,876,969	210,062,500
Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	123,591,913	117,539,963
Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	266,726,514	117,487,349
Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	197,366,584	33,377,345
Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	363,474,981	83,705,486
Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	37,263,350	1,350,688
Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,641,474	43,534,826
Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	63,268,836	71,693,716
Personal loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	298,411,043	113,016,746
Credit card loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	475,106,032	344,085,181
Stage 1 | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,344,251,378	1,179,211,832
Stage 1 | 12-month ECL | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	303,301,930	151,407,457
Stage 1 | 12-month ECL | Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	303,070,601	205,019,081
Stage 1 | 12-month ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	118,950,682	112,646,102
Stage 1 | 12-month ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	257,048,293	106,405,339
Stage 1 | 12-month ECL | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	180,429,857	27,807,679
Stage 1 | 12-month ECL | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	348,286,411	80,532,633
Stage 1 | 12-month ECL | Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	36,754,450	1,053,867
Stage 1 | 12-month ECL | Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,500,763	39,327,656
Stage 1 | 12-month ECL | Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	59,171,479	50,711,409
Stage 1 | Personal loans | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	271,573,217	93,640,015
Stage 1 | Credit card loans | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	454,163,695	310,660,594
Stage 2 | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	83,074,862	83,972,591
Stage 2 | Lifetime ECL | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,266,090	1,738,975
Stage 2 | Lifetime ECL | Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	5,091,105	3,895,909
Stage 2 | Lifetime ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,405,596	3,692,222
Stage 2 | Lifetime ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,426,525	7,785,021
Stage 2 | Lifetime ECL | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,827,296	5,005,719
Stage 2 | Lifetime ECL | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	10,363,458	3,172,853
Stage 2 | Lifetime ECL | Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	508,900	287,973
Stage 2 | Lifetime ECL | Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	129,265	3,992,141
Stage 2 | Lifetime ECL | Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,740,121	8,731,879
Stage 2 | Personal loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	20,284,186	15,859,814
Stage 2 | Credit card loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	17,032,320	29,810,085
Stage 3 | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	28,990,446	26,804,310
Stage 3 | Lifetime ECL | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,020,970	988,501
Stage 3 | Lifetime ECL | Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,715,263	1,147,510
Stage 3 | Lifetime ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,235,635	1,201,639
Stage 3 | Lifetime ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,251,696	3,296,989
Stage 3 | Lifetime ECL | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	5,109,431	563,947
Stage 3 | Lifetime ECL | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,825,112
Stage 3 | Lifetime ECL | Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure		8,848
Stage 3 | Lifetime ECL | Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,446	215,029
Stage 3 | Lifetime ECL | Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	357,236	12,250,428
Stage 3 | Personal loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,553,640	3,516,917
Stage 3 | Credit card loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 3,910,017	$ 3,614,502